Facility Operating Leases	12 Months Ended
Dec. 31, 2012
Facility Operating Leases [Abstract]
Facility Operating Leases
11.      Facility Operating Leases

The Company has entered into sale leaseback and lease agreements with certain real estate investment trusts (REITs). Under these agreements communities are either sold to the REIT and leased back or a long-term lease agreement is entered into for the communities. The initial lease terms vary from 10 to 20 years and include renewal options ranging from 5 to 30 years.  The Company is responsible for all operating costs, including repairs, property taxes and insurance. The substantial majority of the Company's lease arrangements are structured as master leases. Under a master lease, numerous communities are leased through an indivisible lease.  The Company typically guarantees its performance and the lease payments under the master lease and the lease may include performance covenants, such as net worth, minimum capital expenditure requirements per community per annum and minimum lease coverage ratios.  Failure to comply with these covenants could result in an event of default.  Certain leases contain cure provisions generally requiring the posting of an additional lease security deposit if the required covenant is not met.

As of December 31, 2012 and 2011, the Company operated 329 and 350 communities, respectively, under long-term leases (275 operating leases and 54 capital and financing leases at December 31, 2012).  The remaining base lease terms vary from one year to 14 years and generally provide for renewal, extension and purchase options. The Company expects to renew, extend or exercise purchase options in the normal course of business; however, there can be no assurance that these rights will be exercised in the future.

One lease required posting of a lease security deposit in an interest bearing account at closing.  The lease security deposit will be released upon achieving certain lease coverage ratios.  The Company agreed to spend a minimum of $450 per unit per year on capital improvements of which the lessor will reduce the security deposit by the same amount up to $600 per unit, or $2.7 million per year. For the years ended December 31, 2012, 2011 and 2010, a release of $0.1 million, $2.6 million and $2.7 million, respectively, was received related to this lease security deposit.

A summary of facility lease expense and the impact of straight-line adjustment and amortization of deferred gains are as follows (dollars in thousands):

	For the Years Ended December 31,
	2012	2011	2010
Cash basis payment	$281,729	$270,623	$264,727
Straight-line expense	6,668	8,608	10,521
Amortization of deferred gain	(4,372)	(4,373)	(4,343)
Facility lease expense	$284,025	$274,858	$270,905